RELATED PARTY TRANSACTIONS - Amount Due to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement
Amount due to related parties	$ 1,174
Zhichao Li | Principal Shareholder
Statement
Amount due to related parties	803
Rui Du | Principal Shareholder
Statement
Amount due to related parties	$ 371	$ 0